                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21160

Morgan Stanley Fundamental Value Fund

(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                    (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                       (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: September 30, 2005

Date of reporting period: June 30, 2005


ITEM 1. SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

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MORGAN STANLEY FUNDAMENTAL VALUE FUND
PORTFOLIO OF INVESTMENTS JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   NUMBER OF
    SHARES                                                                                                                VALUE
----------------                                                                                                      --------------
                    COMMON STOCKS (87.2%)
                    Aerospace & Defense (2.5%)
         23,440     Northrop Grumman Corp.                                                                               $1,295,060
         37,400     Raytheon Co.                                                                                          1,463,088
                                                                                                                      --------------
                                                                                                                          2,758,148
                                                                                                                      --------------

                    Beverages: Non-Alcoholic (1.5%)
         41,100     Coca-Cola Co. (The)                                                                                   1,715,925
                                                                                                                      --------------

                    Biotechnology (1.3%)
         40,500     Chiron Corp.*                                                                                         1,413,045
                                                                                                                      --------------

                    Broadcasting (1.7%)
         59,080     Clear Channel Communications, Inc.                                                                    1,827,344
                                                                                                                      --------------

                    Chemicals: Major Diversified (3.5%)
        107,880     Bayer AG (ADR) (Germany)                                                                              3,590,246
         10,788     Lanxess (Germany)* **                                                                                   241,341
                                                                                                                      --------------
                                                                                                                          3,831,587

                                                                                                                      --------------
                    Computer Processing Hardware (1.8%)
         85,000     Hewlett-Packard Co.                                                                                   1,998,350
                                                                                                                      --------------

                    Department Stores (1.2%)
         24,300     Kohl's Corp.*                                                                                         1,358,613
                                                                                                                      --------------

                    Discount Stores (2.6%)
         18,180     Target Corp.                                                                                            989,174
         39,750     Wal-Mart Stores, Inc.                                                                                 1,915,950
                                                                                                                      --------------
                                                                                                                          2,905,124

                                                                                                                      --------------
                    Electric Utilities (3.6%)
         31,080     Entergy Corp.                                                                                         2,348,094
         33,400     FirstEnergy Corp.                                                                                     1,606,874
                                                                                                                      --------------
                                                                                                                          3,954,968
                                                                                                                      --------------
                    Finance/Rental/Leasing (2.0%)
         33,470     Freddie Mac                                                                                           2,183,248
                                                                                                                      --------------

                    Financial Conglomerates (6.9%)
         47,380     Citigroup, Inc.                                                                                       2,190,377
         87,744     JPMorgan Chase & Co.                                                                                  3,099,118
         17,450     Prudential Financial, Inc.                                                                            1,145,767
         23,800     State Street Corp.                                                                                    1,148,350
                                                                                                                      --------------
                                                                                                                          7,583,612
                                                                                                                      --------------

                    Food: Major Diversified (2.4%)
         40,200     Unilever N.V. (NY Registered Shares) (Netherlands)                                                    2,606,166
                                                                                                                      --------------

                    Food: Specialty/Candy (1.0%)
         29,150     Cadbury Schweppes PLC (ADR) (United Kingdom)                                                          1,117,320
                                                                                                                      --------------

                    Industrial Conglomerates (3.8%)
         77,540     General Electric Co.                                                                                  2,686,761
         20,200     Siemens AG (ADR) (Germany)                                                                            1,467,530
                                                                                                                      --------------
                                                                                                                          4,154,291
                                                                                                                      --------------

                    Integrated Oil (8.5%)
         37,330     BP PLC (ADR) (United Kingdom)                                                                         2,328,646
         38,600     ConocoPhillips                                                                                        2,219,114
         29,660     Exxon Mobil Corp.                                                                                     1,704,560
         48,760     Royal Dutch Petroleum Co. (NY Registered Shares) (Netherlands)                                        3,164,524
                                                                                                                      --------------
                                                                                                                          9,416,844
                                                                                                                      --------------

                    Investment Banks/Brokers (5.5%)
          9,000     Goldman Sachs Group, Inc. (The)                                                                         918,180
         10,610     Lehman Brothers Holdings, Inc.                                                                        1,053,361
         45,210     Merrill Lynch & Co., Inc.                                                                             2,487,002
        143,200     Schwab (Charles) Corp. (The)                                                                          1,615,296
                                                                                                                      --------------
                                                                                                                          6,073,839
                                                                                                                      --------------

                    Major Banks (0.9%)
         22,480     Bank of America Corp.                                                                                 1,025,313
                                                                                                                      --------------


                    Major Telecommunications (3.9%)
        101,580     Sprint Corp.                                                                                          2,548,642
         52,360     Verizon Communications, Inc.                                                                          1,809,038
                                                                                                                      --------------
                                                                                                                          4,357,680
                                                                                                                      --------------

                    Managed Health Care (2.0%)
         20,400     CIGNA Corp.                                                                                           2,183,412
                                                                                                                      --------------

                    Media Conglomerates (4.1%)
         71,980     Disney (Walt) Co. (The)                                                                               1,812,456
        160,680     Time Warner, Inc.*                                                                                    2,684,963
                                                                                                                      --------------
                                                                                                                          4,497,419
                                                                                                                      --------------

                    Medical Specialties (1.4%)
         18,670     Bausch & Lomb, Inc.                                                                                   1,549,610
                                                                                                                      --------------

                    Motor Vehicles (1.2%)
         55,190     Honda Motor Co., Ltd. (ADR) (Japan)                                                                   1,358,226
                                                                                                                      --------------

                    Multi-Line Insurance (1.1%)
         16,020     Hartford Financial Services Group, Inc. (The)                                                         1,197,976
                                                                                                                      --------------

                    Oilfield Services/Equipment (2.1%)
         30,790     Schlumberger Ltd. (Netherlands Antilles)                                                              2,338,193
                                                                                                                      --------------

                    Packaged Software (1.7%)
         87,000     Symantec Corp.*                                                                                       1,891,380
                                                                                                                      --------------

                    Pharmaceuticals: Major (10.9%)
        120,880     Bristol-Myers Squibb Co.                                                                              3,019,582
         32,600     Lilly (Eli) & Co.                                                                                     1,816,146
         43,680     Roche Holdings Ltd. (ADR) (Switzerland)                                                               2,751,840
         41,300     Sanofi-Aventis (ADR) (France)                                                                         1,692,887
        145,420     Schering-Plough Corp.                                                                                 2,771,705
                                                                                                                      --------------
                                                                                                                         12,052,160
                                                                                                                      --------------

                    Precious Metals (1.7%)
         48,400     Newmont Mining Corp.                                                                                  1,889,052
                                                                                                                      --------------

                    Property - Casualty Insurers (3.1%)
         19,440     Chubb Corp. (The)                                                                                     1,664,258
         43,259     St. Paul Travelers Companies, Inc. (The)                                                              1,710,028
                                                                                                                      --------------
                                                                                                                          3,374,286
                                                                                                                      --------------

                    Semiconductors (2.3%)
         37,900     Intel Corp.                                                                                             987,674
        157,700     Micron Technology, Inc.*                                                                              1,610,117
                                                                                                                      --------------
                                                                                                                          2,597,791
                                                                                                                      --------------

                    Tobacco (1.0%)
         17,080     Altria Group, Inc.                                                                                    1,104,393
                                                                                                                      --------------

                    TOTAL COMMON STOCKS
                      (Cost $81,782,455)                                                                                 96,315,315
                                                                                                                      --------------

   PRINCIPAL
   AMOUNT IN                                                                                  COUPON      MATURITY
   THOUSANDS                                                                                   RATE         DATE
----------------                                                                             ----------   ----------
                    CONVERTIBLE BONDS (4.2%)
                    Electric Utilities (0.2%)
            $62     PG&E Corp.                                                                 9.50       06/30/10          183,210
                                                                                                                      --------------

                    Food Retail (0.1%)
            245     Supervalu, Inc                                                             0.00       11/02/31           84,525
                                                                                                                      --------------

                    Medical Specialties (0.4%)
            400     Medtronic, Inc.                                                            1.25       09/15/21          398,500
                                                                                                                      --------------

                    Oil & Gas Pipelines (1.5%)
          3,179     El Paso Corp.                                                              0.00       02/28/21        1,716,660
                                                                                                                      --------------

                    Semiconductors (0.3%)
            292     MicronTechnology, Inc.                                                     2.50       02/01/10          292,730
                                                                                                                      --------------

                    Telecommunication Equipment (1.7%)
          2,045     Nortel Networks Corp. (Canada)                                             4.25       09/01/08        1,917,188
                                                                                                                      --------------

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
                    TOTAL CONVERTIBLE BONDS
                      (Cost $4,268,758)                                                                                   4,592,813
                                                                                                                      --------------

   NUMBER OF
    SHARES
----------------
                    CONVERTIBLE PREFERRED STOCKS (5.3%)
                    Electric Utilities (1.7%)
         56,500     Centerpoint Energy, Inc. $1.165                                                                       1,902,524
                                                                                                                      --------------

                    Financial Conglomerates (0.1%)
          3,500     Conseco, Inc. $1.375                                                                                     96,250
                                                                                                                      --------------

                    Integrated Oil (1.5%)
         18,000     Amerada Hess Corp. $3.50                                                                              1,649,340
                                                                                                                      --------------

                    Medical Specialties (1.8%)
         35,300     Baxter International $3.50 (Units)++                                                                  1,951,737
                                                                                                                      --------------

                    Telecommunication Equipment (0.2%)
            300     Lucent Technologies Capital Trust $77.50                                                                293,888
                                                                                                                      --------------

                    TOTAL CONVERTIBLE PREFERRED STOCKS
                    (Cost $4,738,359)                                                                                     5,893,739
                                                                                                                      --------------

   PRINCIPAL
   AMOUNT IN
   THOUSANDS
----------------
                    SHORT-TERM INVESTMENT (3.2%)
                    REPURCHASE AGREEMENT
         $3,539     Joint repurchase agreement account 3.35%
                    due 07/01/05 (dated 6/30/05; proceeds $3,539,329) (a)
                     (Cost $3,539,000)                                                                                    3,539,000
                                                                                                                      --------------

                    TOTAL INVESTMENTS
                      (Cost $94,328,572) (b)                                                                99.9%       110,340,867
                    OTHER ASSETS IN EXCESS OF LIABILITIES                                                    0.1             94,208
                                                                                                          ----------  --------------
                    NET ASSETS                                                                             100.0%      $110,435,075
                                                                                                          ==========  ==============


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              ADR   American Depositary Receipt.
                *   Non-income producing security.
               **   Security with a total market value equal to $241,341 has
                    been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.
               ++   Consist of one or more class of securities traded together as a unit, stock with attached warrants.
               (a)  Collateralized by federal agency and U.S. Treasury
                    obligations.
               (b)  The aggregate cost for federal income tax
                    purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $17,373,446 and the aggregate gross unrealized depreciation is $1,361,152, resulting in net unrealized appreciation of $16,012,294.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

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                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Fundamental Value Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 23, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 23, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 23, 2005

                                       3